Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balances at beginning at Dec. 31, 2013	$ 14,634	$ 65,903,999	$ (72,752,602)	$ (6,833,969)
Balances at beginning (in shares) at Dec. 31, 2013	1,463,424
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		880,765		880,765
Issuance of common stock in payment of accounts payable	$ 47	262,021		262,068
Issuance of common stock in payment of accounts payable (in shares)	4,743
Issuance of common stock in payment of director fees	$ 35	149,356		149,391
Issuance of common stock in payment of director fees (in shares)	3,509
Warrants issued in connection with debt private placement		443,267		443,267
Option exercises	$ 40	142,960		$ 143,000
Option exercises (in shares)	4,062			(4,062)
Private placement	$ 3,954	9,375,926		$ 9,379,880
Private placement (in shares)	395,320
Net loss for the year			(4,524,732)	(4,524,732)
Balances at end at Dec. 31, 2014	$ 18,710	77,158,294	(77,277,334)	(100,330)
Balances at end (in shares) at Dec. 31, 2014	1,871,058
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			1,682,063	1,682,063
Issuance of common stock in payment of director fees	$ 57	145,930		$ 145,987
Issuance of common stock in payment of director fees (in shares)	5,744
Option exercises (in shares)
Private placement	$ 4,078	4,736,309		$ 4,740,387
Private placement (in shares)	407,731
Net loss for the year			(8,449,246)	(8,449,246)
Balances at end at Dec. 31, 2015	$ 22,845	$ 83,722,596	$ (85,726,580)	(1,981,139)
Balances at end (in shares) at Dec. 31, 2015	2,284,533
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(2,043,818)
Balances at end at Mar. 31, 2016				$ (3,613,919)